Employee Benefit Plans and Other Postretirement Benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Net periodic pension and healthcare plan costs (credit)	$ 45	$ (11)	$ 123
Defined contribution benefit plans	$ 2,143	$ 903	$ 674